Quarterly Holdings Report
for
Fidelity® Education Fund
May 31, 2026
EDI-NPRT3-0726
1.9901560.105
Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.8%
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	380,000	378,185
Bank of America Credit Card Master Trust Series 2025-A1 Class A, 4.31% 5/15/2030	2,860,000	2,864,305
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	1,817,000	1,812,587
Barings Equipment Finance LLC Series 2026-A Class A3, 4.08% 7/13/2033 (b)	1,165,000	1,153,838
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	1,660,000	1,654,897
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,173,773
Chase Issuance Trust Series 2025-A1 Class A, 4.16% 7/15/2030	1,797,000	1,792,996
Citibank Credit Card Issuance Trust Series 2025-A1 Class A, 4.3% 6/21/2030	3,410,000	3,410,428
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	182,430	183,244
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,528,511
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	470,365	472,713
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	90,831	90,935
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	72,425	72,963
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (b)	215,000	213,929
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,145,000	1,150,248
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	397,603
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,020,000	2,023,555
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3, 4.61% 4/16/2029	1,375,000	1,382,329
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	266,422	267,783
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (b)	1,620,000	1,602,107
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (b)	1,933,000	1,927,874
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (b)	1,640,000	1,641,689
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	500,102	502,958
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,492,977
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	520,000	521,675
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,807,278
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,709,868
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	2,710,892	2,734,498
Wells Fargo Card Issuance Trust Series 2025-A1 Class A, 4.34% 5/15/2030	1,965,000	1,968,080
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	1,265,000	1,257,774
TOTAL UNITED STATES		42,191,600
TOTAL ASSET-BACKED SECURITIES (Cost $42,048,089)		42,191,600

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Citibank NA 4.576% 5/29/2027	2,140,000	2,150,544
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,028,092

TOTAL UNITED STATES		3,178,636
TOTAL BANK NOTES (Cost $3,160,000)		3,178,636

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	284,716	271,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	1,511,107	1,507,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,080,626	1,084,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	209,750	208,905
TOTAL UNITED STATES		3,071,899
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,029,604)		3,071,899

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	962,656	955,890
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(d)	100,000	99,968
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(d)	145,063	145,335
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	107,015	106,476
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	421,000	421,323
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	1,530,542	1,530,554
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(c)	1,515,000	1,498,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,080,000	2,067,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	1,566,000	1,558,005
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	478,323	476,068
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	271,000	270,958
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	465,481	463,886
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(d)	445,000	427,756
Morgan Stanley Capital I Trust Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,201,234	1,162,470
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(c)	482,000	479,315
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(d)	637,000	637,399
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	618,184	610,107
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,296,813	1,259,405
TOTAL UNITED STATES		14,170,533
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,959,155)		14,170,533

Non-Convertible Corporate Bonds - 31.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 4.907% 4/1/2028 (b)	449,000	451,924
CANADA - 2.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,832
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	1,426,000	1,414,079
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 5% 12/15/2029	538,000	546,006
Enbridge Inc 4.2% 11/20/2028	969,000	962,433
Enbridge Inc 4.6% 6/20/2028	261,000	261,883
Enbridge Inc 5.25% 4/5/2027	848,000	854,447
Enbridge Inc 5.3% 4/5/2029	708,000	721,917
TOTAL ENERGY		3,346,686
Financials - 1.2%
Banks - 1.2%
Bank of Montreal 4.338% 3/19/2030 (c)	1,577,000	1,567,608
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	1,700,000	1,682,735
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,143,761
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,221,354
Royal Bank of Canada 4.4% 4/17/2030 (c)	1,740,000	1,730,344
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,540,033
TOTAL FINANCIALS		8,885,835
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,500,083
Utilities - 0.2%
Electric Utilities - 0.2%
Hydro One Inc 4.75% 5/30/2031	1,593,000	1,598,972
TOTAL CANADA		16,764,487
FRANCE - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA 4% 1/13/2029 (b)	798,000	789,808
Orange SA 4.25% 1/13/2031 (b)	1,226,000	1,202,025
TOTAL COMMUNICATION SERVICES		1,991,833
Financials - 0.2%
Banks - 0.2%
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	939,600
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	469,374
TOTAL FINANCIALS		1,408,974
TOTAL FRANCE		3,400,807
GERMANY - 1.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,808,729
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	199,787
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	922,710
TOTAL CONSUMER DISCRETIONARY		2,931,226
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,267,149
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	2,050,000	2,018,321
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,780,000	1,775,429
TOTAL FINANCIALS		7,060,899
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	494,266
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	609,602
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	583,289
TOTAL INDUSTRIALS		1,687,157
TOTAL GERMANY		11,679,282
IRELAND - 0.6%
Financials - 0.5%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(c)	646,000	645,464
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,523,365
TOTAL FINANCIALS		3,168,829
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	656,000	645,066
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	268,000	271,329
TOTAL INDUSTRIALS		916,395
TOTAL IRELAND		4,085,224
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 4.125% 9/30/2028 (b)	558,000	552,227
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,401
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	200,152
TOTAL COMMUNICATION SERVICES		400,553
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	934,000	940,853
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	200,000	199,639
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,421,000	1,419,431
TOTAL FINANCIALS		1,619,070
TOTAL JAPAN		2,960,476
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	3,011,098
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,050,733
TOTAL FINANCIALS		4,061,831
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	473,000	471,157
TOTAL NETHERLANDS		4,532,988
NORWAY - 0.6%
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,198,772
DNB Bank ASA 4.384% 11/4/2031 (b)(c)	2,100,000	2,065,741

TOTAL NORWAY		4,264,513
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	229,490
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,500,592

TOTAL SWITZERLAND		2,730,082
UNITED KINGDOM - 2.4%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 4.7% 4/2/2027	801,000	803,362
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	679,000	678,367
TOTAL CONSUMER STAPLES		1,481,729
Financials - 2.1%
Banks - 2.1%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,287,106
Barclays PLC 5.367% 2/25/2031 (c)	1,794,000	1,823,328
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,431,000	1,438,670
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,850,062
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,122,699
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	2,171,000	2,183,028
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	417,750
NatWest Group PLC 5.115% 5/23/2031 (c)	2,140,000	2,159,936
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)	982,000	970,585
TOTAL FINANCIALS		15,253,164
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	555,025
TOTAL UNITED KINGDOM		17,289,918
UNITED STATES - 21.5%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,631,082
AT&T Inc 4.25% 3/1/2027	400,000	400,032
AT&T Inc 4.3% 2/15/2030	250,000	247,745
AT&T Inc 4.7% 8/15/2030	922,000	925,952
Comcast Corp 2.35% 1/15/2027	500,000	495,206
Verizon Communications Inc 2.1% 3/22/2028	500,000	481,131
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,756,289
		6,937,437
Interactive Media & Services - 0.4%
Meta Platforms Inc 4.2% 11/15/2030	980,000	967,419
Meta Platforms Inc 4.55% 5/15/2031	840,000	837,046
Meta Platforms Inc 4.6% 11/15/2032	1,060,000	1,046,900
		2,851,365
TOTAL COMMUNICATION SERVICES		9,788,802
Consumer Discretionary - 0.9%
Automobiles - 0.8%
American Honda Finance Corp 4.55% 4/10/2028	358,000	357,936
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,956,562
General Motors Financial Co Inc 4.2% 10/27/2028	788,000	782,137
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,695,621
		5,792,256
Broadline Retail - 0.1%
Amazon.com Inc 4.25% 3/13/2031	910,000	899,809
TOTAL CONSUMER DISCRETIONARY		6,692,065
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.6% 3/1/2028 (b)	1,422,000	1,428,942
Mars Inc 4.8% 3/1/2030 (b)	467,000	470,346
TOTAL CONSUMER STAPLES		1,899,288
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 4.55% 1/15/2031	937,000	928,389
MPLX LP 4% 3/15/2028	760,000	754,274
ONEOK Inc 4.25% 9/24/2027	173,000	172,621
ONEOK Inc 4.4% 10/15/2029	180,000	178,785
Targa Resources Corp 4.35% 1/15/2029	177,000	176,303
Targa Resources Corp 4.35% 4/15/2031	198,000	193,956
Williams Cos Inc/The 4.625% 6/30/2030	410,000	409,653
Williams Cos Inc/The 4.8% 11/15/2029	914,000	921,267
TOTAL ENERGY		3,735,248
Financials - 14.2%
Banks - 5.3%
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	839,789
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,497,453
Bank of America Corp 4.271% 7/23/2029 (c)	1,000,000	994,059
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,773,799
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,971,987
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,259,029
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,709,499
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,285,036
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	347,371
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,768,607
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,172,517
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	2,110,000	2,077,916
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,034,289
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	780,000	782,362
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	763,732
Truist Financial Corp 5.071% 5/20/2031 (c)	1,689,000	1,708,848
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,265,260
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,253,849
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,656,000	1,668,511
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	952,971
		38,126,884
Capital Markets - 5.1%
Ares Capital Corp 5.55% 1/15/2030	402,000	400,336
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	1,410,000	1,373,021
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,383,256
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	2,010,420
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,016,526
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	512,220
Bank of New York Mellon 4.729% 4/20/2029 (c)	659,000	663,839
Depository Trust Co/The 4.3% 3/27/2029 (b)	623,000	621,197
Equitable America Global Funding 4.65% 6/9/2028 (b)	826,000	825,967
Equitable America Global Funding 4.95% 6/9/2030 (b)	1,118,000	1,120,369
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,176,045
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,530,565
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,500,126
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,000,000	2,008,451
HPS Corporate Lending Fund 4.9% 9/11/2028	644,000	632,750
HPS Corporate Lending Fund 5.3% 6/5/2027	897,000	895,838
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	123,134
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,974,848
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,488,925
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,418,198
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,039,478
Morgan Stanley 4.994% 4/12/2029 (c)	1,225,000	1,234,233
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,816,477
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,330,624
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,475,578
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,236,557
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,017,985
		36,826,963
Consumer Finance - 0.3%
American Express Co 4.444% 5/3/2030 (c)	1,740,000	1,733,832
American Express Co 5.085% 1/30/2031 (c)	450,000	456,888
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	240,851
		2,431,571
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,747,999
Insurance - 3.1%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,122,359
Corebridge Global Funding 4.85% 6/6/2030 (b)	2,150,000	2,152,150
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	824,680
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	673,210
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,220,000	1,224,404
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	886,000	889,734
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,874,994
Jackson National Life Global Funding 4.7% 6/5/2028 (b)	1,864,000	1,858,823
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,014,344
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	586,000	592,294
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,118,504
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,849,490
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	603,249
Pricoa Global Funding I 4.7% 5/28/2030 (b)	2,140,000	2,144,002
RGA Global Funding 4.35% 8/25/2028 (b)	2,100,000	2,085,474
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,076,296
Western-Southern Global Funding 4.9% 5/1/2030 (b)	203,000	203,438
		22,307,445
TOTAL FINANCIALS		102,440,862
Health Care - 0.2%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	378,000	382,719
Health Care Providers & Services - 0.0%
CVS Health Corp 4.3% 3/25/2028	110,000	109,654
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc 4.215% 2/12/2031	1,313,000	1,294,041
TOTAL HEALTH CARE		1,786,414
Industrials - 1.4%
Aerospace & Defense - 0.1%
Boeing Co 5.04% 5/1/2027	500,000	502,700
Boeing Co 6.259% 5/1/2027	150,000	152,398
RTX Corp 5.75% 1/15/2029	366,000	378,265
		1,033,363
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	332,000	324,722
Machinery - 0.7%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,142,293
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,117,039
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	216,960
		4,476,292
Professional Services - 0.1%
Leidos Inc 4.1% 3/15/2029	537,000	530,128
Paychex Inc 5.1% 4/15/2030	61,000	61,699
		591,827
Trading Companies & Distributors - 0.5%
Sumisho Air Lease Corp 2.2% 1/15/2027	2,530,000	2,495,422
Sumisho Air Lease Corp 4.5% 3/24/2029 (b)	251,000	249,473
Sumisho Air Lease Corp 4.85% 3/24/2031 (b)	605,000	599,463
		3,344,358
TOTAL INDUSTRIALS		9,770,562
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2029	430,000	437,619
Dell International LLC / EMC Corp 5% 4/1/2030	728,000	737,449
		1,175,068
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,388,811
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	820,415
TOTAL INFORMATION TECHNOLOGY		3,384,294
Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	271,000	271,444
Real Estate - 0.3%
Retail REITs - 0.3%
Regency Centers LP 4.5% 3/15/2033	131,000	127,816
Simon Property Group LP 4.375% 10/1/2030	2,110,000	2,092,891
TOTAL REAL ESTATE		2,220,707
Utilities - 1.8%
Electric Utilities - 1.5%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,322,040
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	833,598
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,339,191
Duke Energy Florida LLC 4.2% 12/1/2030	800,000	789,306
Exelon Corp 2.75% 3/15/2027	1,006,000	994,132
Exelon Corp 5.15% 3/15/2029	381,000	387,359
Georgia Power Co 4.65% 5/16/2028	948,000	953,483
Jersey Central Power & Light Co 4.4% 1/15/2031 (b)	851,000	838,605
Pinnacle West Capital Corp 4.9% 5/15/2028	332,000	334,160
Pinnacle West Capital Corp 5.15% 5/15/2030	355,000	360,157
Southern Co/The 5.5% 3/15/2029	900,000	923,150
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	441,747
		10,516,928
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	574,000	577,873
DTE Energy Co 5.2% 4/1/2030	1,072,000	1,090,215
NiSource Inc 4.75% 5/18/2031	206,000	205,889
Public Service Enterprise Group Inc 4.9% 3/15/2030	499,000	503,976
		2,377,953
TOTAL UTILITIES		12,894,881
TOTAL UNITED STATES		154,884,567
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $222,328,179)		223,596,495

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,243,583	1,175,190
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	51,156	50,390
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	739,636	702,394
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	38,851	38,505
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	144,640	142,551
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	213,855	206,399
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	19,365	18,889
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	54,852	53,363
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	32,675	32,048
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	256,353	248,809
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	45,938	44,483
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	13,477	13,166
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	988,527	941,442
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	38,801	37,962
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	374,662	362,936
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	85,785	83,457
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	80,112	79,331
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	2,055	2,037
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	165,020	162,681
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	80,439	79,742
Freddie Mac Gold Pool 2.5% 1/1/2028	32,465	32,195
Freddie Mac Gold Pool 2.5% 3/1/2032	1,140,389	1,095,517
Freddie Mac Gold Pool 3% 10/1/2035	60,797	57,801
Freddie Mac Gold Pool 3% 12/1/2030	10,419	10,168
Freddie Mac Gold Pool 3% 12/1/2032	754,286	730,713
Freddie Mac Gold Pool 3% 2/1/2033	9,404	9,191
Freddie Mac Gold Pool 3% 3/1/2033	36,605	35,417
Freddie Mac Gold Pool 3% 7/1/2032	257,769	250,086
TOTAL UNITED STATES		6,696,863
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,713,961)		6,696,863

U.S. Treasury Obligations - 58.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 2/29/2028	3.65	5,824,100	5,764,039
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.82	36,011,300	35,507,705
US Treasury Notes 3.5% 2/28/2031	3.52 to 4.01	16,767,600	16,315,661
US Treasury Notes 3.5% 9/30/2029	3.94 to 4.31	23,255,100	22,838,143
US Treasury Notes 3.625% 8/31/2029	3.70 to 3.76	45,439,000	44,817,764
US Treasury Notes 3.75% 4/30/2028	3.95	7,168,400	7,134,798
US Treasury Notes 3.875% 4/15/2029	3.91 to 3.98	22,362,700	22,256,128
US Treasury Notes 3.875% 4/30/2031	4.09 to 4.14	15,202,500	15,025,533
US Treasury Notes 3.875% 5/15/2029	4.05	13,710,400	13,645,061
US Treasury Notes 4% 1/31/2033	4.00 to 4.25	7,285,500	7,172,802
US Treasury Notes 4% 2/15/2034	3.88 to 4.39	14,746,600	14,429,202
US Treasury Notes 4% 3/31/2030	3.72 to 4.06	24,909,100	24,822,502
US Treasury Notes 4.125% 2/15/2036	4.43	9,471,900	9,239,542
US Treasury Notes 4.125% 4/30/2033	4.28	2,894,900	2,867,760
US Treasury Notes 4.25% 2/28/2029	3.65 to 4.31	88,381,000	88,833,263
US Treasury Notes 4.625% 4/30/2029	3.63 to 4.72	25,600,100	25,994,102
US Treasury Notes 4.625% 4/30/2031	3.64 to 4.64	63,010,900	64,330,192
TOTAL U.S. TREASURY OBLIGATIONS (Cost $422,929,714)			420,994,197

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $5,056,199)	3.67	5,055,188	5,056,199

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $719,224,901)	718,956,422
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,767,133
NET ASSETS - 100.0%	721,723,555

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,986,834 or 11.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,241,448	121,352,453	140,537,531	169,578	(171)	-	5,056,199	5,055,188	0.0%
Total	24,241,448	121,352,453	140,537,531	169,578	(171)	-	5,056,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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